Shareholder Report, Holdings (Details)	Aug. 31, 2025
PGIM HIGH YIELD FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - CLASS A | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM HIGH YIELD FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM HIGH YIELD FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
PGIM HIGH YIELD FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
PGIM HIGH YIELD FUND - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
PGIM HIGH YIELD FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM HIGH YIELD FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PGIM HIGH YIELD FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - CLASS C | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - CLASS C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM HIGH YIELD FUND - CLASS C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM HIGH YIELD FUND - CLASS C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
PGIM HIGH YIELD FUND - CLASS C | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
PGIM HIGH YIELD FUND - CLASS C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
PGIM HIGH YIELD FUND - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM HIGH YIELD FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PGIM HIGH YIELD FUND - CLASS R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - CLASS R | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - CLASS R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM HIGH YIELD FUND - CLASS R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM HIGH YIELD FUND - CLASS R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
PGIM HIGH YIELD FUND - CLASS R | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
PGIM HIGH YIELD FUND - CLASS R | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
PGIM HIGH YIELD FUND - CLASS R | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM HIGH YIELD FUND - CLASS R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PGIM HIGH YIELD FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - CLASS Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM HIGH YIELD FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM HIGH YIELD FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
PGIM HIGH YIELD FUND - CLASS Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
PGIM HIGH YIELD FUND - CLASS Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
PGIM HIGH YIELD FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM HIGH YIELD FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PGIM High Yield Fund - Class R2
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM High Yield Fund - Class R2 | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM High Yield Fund - Class R2 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM High Yield Fund - Class R2 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM High Yield Fund - Class R2 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
PGIM High Yield Fund - Class R2 | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
PGIM High Yield Fund - Class R2 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
PGIM High Yield Fund - Class R2 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM High Yield Fund - Class R2 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PGIM High Yield Fund - Class R4
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM High Yield Fund - Class R4 | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM High Yield Fund - Class R4 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM High Yield Fund - Class R4 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM High Yield Fund - Class R4 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
PGIM High Yield Fund - Class R4 | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
PGIM High Yield Fund - Class R4 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
PGIM High Yield Fund - Class R4 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM High Yield Fund - Class R4 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PGIM High Yield Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM High Yield Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM High Yield Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM High Yield Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM High Yield Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
PGIM High Yield Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
PGIM High Yield Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
PGIM High Yield Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM High Yield Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PGIM Short Duration High Yield Income Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
PGIM Short Duration High Yield Income Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM Short Duration High Yield Income Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	51.20%
PGIM Short Duration High Yield Income Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
PGIM Short Duration High Yield Income Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Short Duration High Yield Income Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
PGIM Short Duration High Yield Income Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short Duration High Yield Income Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
PGIM Short Duration High Yield Income Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM Short Duration High Yield Income Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	51.20%
PGIM Short Duration High Yield Income Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
PGIM Short Duration High Yield Income Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Short Duration High Yield Income Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
PGIM Short Duration High Yield Income Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short Duration High Yield Income Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
PGIM Short Duration High Yield Income Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM Short Duration High Yield Income Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	51.20%
PGIM Short Duration High Yield Income Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
PGIM Short Duration High Yield Income Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Short Duration High Yield Income Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
PGIM Short Duration High Yield Income Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short Duration High Yield Income Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
PGIM Short Duration High Yield Income Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM Short Duration High Yield Income Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	51.20%
PGIM Short Duration High Yield Income Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
PGIM Short Duration High Yield Income Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Short Duration High Yield Income Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
PGIM Short Duration High Yield Income Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%